Patient Fees Receivable (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Total Receivables: Gross	$ 2,641,182	$ 2,641,182	$ 2,698,072			$ 2,698,072			$ 1,041,300
Less: Contractual Allowances	(1,968,750)	(1,968,750)	(2,129,238)			(2,129,238)			(791,837)
Receivables Net of Contractual Allowances	672,432	672,432	$ 568,834			$ 568,834			249,463
Commercial
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	362,851	362,851							85,504
Medicare / Medicaid
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	280,265	280,265							116,220
Self Pay
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	$ 29,316	$ 29,316							$ 47,739